Details of Goodwill Associated with Each Purchase (Detail) (USD $)	Dec. 31, 2012
Goodwill [Line Items]
Total	$ 3,649,130
Life to Date Amortization	499,473
Unamortized Balance	3,149,657
Kosciusko Branch
Goodwill [Line Items]
Total	605,122
Life to Date Amortization	309,285
Unamortized Balance	295,837
Scooba Branch
Goodwill [Line Items]
Total	400,000
Life to Date Amortization	180,000
Unamortized Balance	220,000
Three D Mortgage Company
Goodwill [Line Items]
Total	76,408
Life to Date Amortization	10,188
Unamortized Balance	66,220
CB&T Capital Corporation
Goodwill [Line Items]
Total	2,567,600
Unamortized Balance	$ 2,567,600